New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund
new covenant income fund
Investment Objective
The INCOME FUND's investment objective is a high level of current income with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the INCOME FUND.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Covenant Income Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Income Fund
Management Fees		0.65%
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.76%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.

Example.
This Example is intended to help you compare the cost of investing in the INCOME

FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the INCOME FUND's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Income Fund	78	243	422	942

Portfolio Turnover
The INCOME FUND pays transaction costs, such as commissions, when it buys and sells  securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual

Fund Operating Expenses or in the Example, affect the INCOME FUND's performance.

During the most recent fiscal year, the INCOME FUND's portfolio turnover rate was

39% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the INCOME FUND's net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church

(U.S.A.). The INCOME FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian

Church (U.S.A.) as brought forth by the Mission Responsibility Through

Investment Committee Guidelines. The INCOME FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the

Federal National Mortgage Association ("FNMA") and the Federal Home Loan

Mortgage Corporation ("FHLMC"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade.

Up to 20% of the INCOME FUND's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The

INCOME FUND may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets. Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the INCOME FUND's assets among multiple sub-advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the sub-advisers.

The INCOME FUND's average dollar-weighted maturity is expected to be approximately nine years. The INCOME FUND may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years. Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates. For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the INCOME FUND, both foreign and domestic, are selected based on the following criteria:

-  the use of interest-rate and yield-curve analyses;

-  the use of credit analyses, which indicate a security's rating and potential for appreciation; and

-  use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the INCOME FUND's assets may be held in cash or cash equivalents.

A sub-adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the INCOME

FUND. The following principal risks could affect the value of your investment:

-  Interest Rate Risk--The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

-  Call Risk--Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-  Credit Risk--An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

-  Prepayment Risk--Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-  Social-Witness Principles Risk--The INCOME FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

-  Foreign Securities Risk--The performance of the INCOME FUND's investments in

   non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-  Emerging Markets Risk--Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-  Government Securities Risk--Certain securities issued by agencies and instrumentalities of the U.S. Government in which the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

-  Portfolio Turnover Risk--A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the INCOME FUND's performance.

-  Below-Investment Grade Securities Risk--Below-investment grade securities

   (commonly referred to as "junk") are considered speculative with respect to the issuer' s capacity to pay interest and repay principal, and, therefore,

   have a higher risk of default or bankruptcy. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition,

   lower-rated securities tend to be less marketable, and therefore less liquid,

   than higher-rated securities.

-   Mortgage and Asset-Backed Securities Risk--The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition,

    because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The INCOME FUND may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; and prefer a relatively conservative investment for income.

Performance
The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND's performance from year to year. The table shows how the INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The INCOME FUND's past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future. Updated performance information is available on the

INCOME FUND's website at www.NewCovenantFunds.com or by calling the INCOME FUND toll-free at 877-835-4531.

Annual Total Returns -- Calendar Year	[1]

During the ten-year period ending December 31, 2010:  Best Quarter 3rd Quarter, 2009 6.19%

                                                      Worst Quarter 3rd Quarter, 2008 -6.57%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Income Fund	Return Before Taxes	6.37%	2.38%	3.82%
New Covenant Income Fund After Taxes on Distributions	Return After Taxes on Distributions	5.13%	0.81%	2.13%
New Covenant Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.12%	1.11%	2.27%
New Covenant Income Fund Barclays Capital Intermediate Aggregate Bond Index	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%

[1]	The year-to-date total return for the INCOME FUND as of September 30, 2011 was 4.17%.